Variable interest entities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Debt guarantees	$ 0	$ 68,901
Variable Interest Entity, Primary Beneficiary | AerCap Partners I and Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Variable Interest Entity, Primary Beneficiary | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	$ 54,400
Variable Interest Entity, Primary Beneficiary | Aercap Partners 767
Variable Interest Entity [Line Items]
Subordinated debt	$ 32,600
Variable Interest Entity, Primary Beneficiary | AerFunding
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Ownership percentage	5.00%
Credit facility amount outstanding	$ 2,074,900
Senior debt facility	$ 1,328,000
Deucalion Aviation Funds | Variable Interest Entity, Primary Beneficiary | AerCap Partners I and Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Deucalion Aviation Funds | Variable Interest Entity, Primary Beneficiary | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	$ 27,200
Deucalion Aviation Funds | Variable Interest Entity, Primary Beneficiary | Aercap Partners 767
Variable Interest Entity [Line Items]
Subordinated debt	16,300
AerCap Partners I | Parent Company [Member]
Variable Interest Entity [Line Items]
Subordinated debt	27,200
Aercap Partners 767 | Parent Company [Member]
Variable Interest Entity [Line Items]
Subordinated debt	$ 16,300